Items (Details) (USD $)	Aug. 31, 2010		Aug. 03, 2010		May 31, 2010	Aug. 31, 2009		Mar. 31, 2008
Common Stock, shares authorized	5,000,000,000				5,000,000,000
Common Stock, par value	$ 0.0001				$ 0.0001			$ 0.0005	[1],[2]
Preferred Stock, shares authorized	50,000,000				50,000,000
Preferred Stock, No Par Value	$ 0.0001				$ 0.0001
Common Stock, Shares, Issued	400,000,000	[2]
Common Stock, Value, Issued	$ 5,000
Shares, Issued						110,416,000	[1],[2]
Forward Stock Split			510,416,000	[3]
Directors
Common Stock, Shares, Issued	400,000,000	[2]
Common Stock, Value, Issued	$ 5,000

[1]	post forward split
[2]	post forward split 80:1
[3]	6,380,200 common shares forward split 80:1